Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Depreciation expense	$ 47,464	$ 25,044	$ 123,956	$ 9,897
Recovery of lease incentive		$ 1,550
Equipment [Member]
Depreciation expense	$ 20,034